Share Capital - Summary of Information about Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options Outstanding			1,603,124			1,603,124
Weighted average remaining contractual life (years)outstanding			6.23			6.23
Weighted average exercise price Outstanding			$ 0.47			$ 0.63
Number of options Exercisable			1,177,499	1,177,499
Weighted average exercise price			$ 0.45	$ 0.61
0.48 - 0.56 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options Outstanding	1,344,687				1,344,687
Weighted average remaining contractual life (years)outstanding	6.05				6.05
Weighted average exercise price Outstanding	$ 0.55				$ 0.69
Number of options Exercisable	1,272,812	1,272,812
Weighted average exercise price	$ 0.54	$ 0.68
0.20 to 0.43 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options Outstanding			214,687			214,687
Weighted average remaining contractual life (years)outstanding			0.93			0.93
Weighted average exercise price Outstanding			$ 0.20			$ 0.28
Number of options Exercisable			214,687	214,687
Weighted average exercise price			$ 0.20	$ 0.28
0.44 to 0.52 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options Outstanding			1,388,437			1,388,437
Weighted average remaining contractual life (years)outstanding			7.04			7.04
Weighted average exercise price Outstanding			$ 0.51			$ 0.68
Number of options Exercisable			962,812	962,812
Weighted average exercise price			$ 0.51	$ 0.68
Bottom of range [member] | 0.48 - 0.56 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	0.48
Bottom of range [member] | 0.20 to 0.43 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			0.20
Bottom of range [member] | 0.44 to 0.52 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			0.44
Bottom of range [member] | 0.6 - 0.7 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price					0.60
Bottom of range [member] | 0.28 to 0.58 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price						0.28
Bottom of range [member] | 0.59 to 0.70 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price						0.59
Top of range [member] | 0.48 - 0.56 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.56
Top of range [member] | 0.20 to 0.43 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			0.43
Top of range [member] | 0.44 to 0.52 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			$ 0.52
Top of range [member] | 0.6 - 0.7 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price					$ 0.70
Top of range [member] | 0.28 to 0.58 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price						0.58
Top of range [member] | 0.59 to 0.70 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price						$ 0.70